Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Summary Of Significant Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).
The unaudited interim condensed consolidated financial statements have been prepared on the same basis as the audited financial statements. In the opinion of the Company’s management, the accompanying unaudited interim condensed consolidated financial statements contain all adjustments that are necessary to present fairly the Company’s financial position as of March 31, 2022, the results of its operations, statements of cash flows and statements of stockholders’ equity for the three months ended March 31, 2022 and 2021. Such adjustments are of a normal and recurring nature. The results for the three months ended March 31, 2022 are not necessarily indicative of the results for the year ending December 31, 2022, or for any future period.

Basis of Presentation
The Company’s consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”). Any reference in these notes to applicable guidance is meant to refer to the authoritative U.S. GAAP as found in the Accounting Standards Codification (“ASC”) and Accounting Standards Updates (“ASU”) of the Financial Accounting Standards Board (“FASB”).

Principles of Consolidation
Principles of Consolidation
The accompanying condensed consolidated financial statements include the accounts of Syros Pharmaceuticals, Inc. and its wholly owned subsidiaries, Syros Securities Corporation, a Massachusetts corporation formed by the Company in December 2014 to exclusively engage in buying, selling and holding securities on its own behalf, and Syros Pharmaceuticals (Ireland) Limited, an Irish limited liability company formed by the Company in January 2019. All intercompany transactions and balances have been eliminated in consolidation.

Principles of Consolidation
The accompanying consolidated financial statements include the accounts of Syros Pharmaceuticals, Inc. and its wholly owned subsidiaries, Syros Securities Corporation, a Massachusetts corporation formed by the Company in December 2014 to exclusively engage in buying, selling and holding securities on its own behalf, and Syros Pharmaceuticals (Ireland) Limited, an Irish limited liability company formed by the Company in January 2019. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Management considers many factors in selecting appropriate financial accounting policies and in developing the estimates and assumptions that are used in the preparation of the financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, which include, but are not limited to, expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates and whether historical trends are expected to be representative of future trends. Management’s estimation process may yield a range of potentially reasonable estimates and management must select an amount that falls within that range of reasonable estimates. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not limited to, estimates related to revenue recognition, warrant liability, stock-based compensation expense, accrued expenses, income taxes and the evaluation of the existence of conditions and events that raise substantial doubt regarding the Company’s ability to continue as a going concern. Actual results may differ from those estimates or assumptions.

Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts in the financial statements and accompanying notes. Management considers many factors in selecting appropriate financial accounting policies and in developing the estimates and assumptions that are used in the preparation of the financial statements. Management must apply significant judgment in this process. In addition, other factors may affect estimates, which include, but are not limited to, expected business and operational changes, sensitivity and volatility associated with the assumptions used in developing estimates and whether historical trends are expected to be representative of future trends. Management’s estimation process often may yield a range of potentially reasonable estimates and management must select an amount that falls within that range of reasonable estimates. On an ongoing basis, the Company’s management evaluates its estimates, which include, but are not limited to, estimates related to revenue recognition, warrant liability, stock-based compensation expense, accrued expenses, income taxes and the evaluation of the existence of conditions and events that raise substantial doubt regarding the Company’s ability to continue as a going concern. Actual results may differ from those estimates or assumptions.

Segment Information
Segment Information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision maker is its chief executive officer. The Company and the chief operating decision maker view the Company’s operations and manage its business in one operating segment. The Company operates only in the United States.

Segment Information
Operating segments are identified as components of an enterprise about which separate discrete financial information is available for evaluation by the chief operating decision maker, or decision-making group, in making decisions on how to allocate resources and assess performance. The Company’s chief operating decision maker is the Chief Executive Officer. The Company and the chief operating decision maker view the Company’s operations and manage its business in one operating segment. The Company operates only in the United States.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly liquid instruments that have original maturities of three months or less when acquired to be cash equivalents. Cash equivalents, which consist of money market funds that invest in U.S. Treasury obligations, as well as overnight repurchase agreements and corporate debt securities, are stated at fair value. The Company maintains its bank accounts at one major financial institution.

Cash and Cash Equivalents
The Company considers all highly liquid instruments that have original maturities of three months or less when acquired to be cash equivalents. Cash equivalents, which consist of money market funds that invest in U.S.

Treasury obligations, as well as overnight repurchase agreements, are stated at fair value. The Company maintains its bank accounts at one major financial institution.
Off-Balance Sheet Risk and Concentrations of Credit Risk
Off-Balance
Sheet Risk and Concentrations of Credit Risk
The Company has no financial instruments with
off-balance
sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Financial instruments that potentially subject the Company to concentrations of credit risk primarily consist of cash equivalents and marketable securities. Under its investment policy, the Company limits amounts invested in such securities by credit rating, maturity, industry group, investment type and issuer, except for securities issued by the U.S. government. The Company is not exposed to any significant concentrations of credit risk from these financial instruments. The goals of the Company’s investment policy, in order of priority, are safety and preservation of principal and liquidity of investments sufficient to meet cash flow requirements.

Off-Balance
Sheet Risk and Concentrations of Credit Risk
The Company has no financial instruments with
off-balance
sheet risk, such as foreign exchange contracts, option contracts, or other foreign hedging arrangements. Financial instruments that potentially subject the Company to concentrations of credit risk primarily consist of cash equivalents and marketable securities. Under its investment policy, the Company limits amounts invested in such securities by credit rating, maturity, industry group, investment type and issuer, except for securities issued by the U.S. government. The Company is not exposed to any significant concentrations of credit risk from these financial instruments. The goals of the Company’s investment policy, in order of priority, are safety and preservation of principal and liquidity of investments sufficient to meet cash flow requirements.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
ASC 820,
Fair Value Measurement
(“ASC 820”), established a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are those that reflect the Company’s assumption about the inputs that market participants would use in pricing the asset or liability. These are developed based on the best information available under the circumstances.
ASC 820 identified fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 established a three-tier fair value hierarchy that distinguishes between the following:
Level 1—Quoted market prices (unadjusted) in active markets for identical assets or liabilities.
Level 2—Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves.
Level 3—Unobservable inputs developed using estimates or assumptions developed by the Company, which reflect those that a market participant would use.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The carrying amounts reflected in the condensed consolidated balance sheets for cash and cash equivalents, prepaid expenses, other current assets, restricted cash, accounts payable, accrued expenses and deferred revenue approximate their respective fair values due to their short-term nature.

Fair Value of Financial Instruments
ASC 820,
Fair Value Measurement
(“ASC 820”), established a fair value hierarchy for instruments measured at fair value that distinguishes between assumptions based on market data (observable inputs) and the Company’s own assumptions (unobservable inputs). Observable inputs are inputs that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs are inputs that reflect the Company’s assumption about the inputs that market participants would use in pricing the asset or liability. These are developed based on the best information available under the circumstances.
ASC 820 identified fair value as the exchange price, or exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As a basis for considering market participant assumptions in fair value measurements, ASC 820 established a three-tier
fair value hierarchy that distinguishes between the following:
Level 1—Quoted market prices (unadjusted) in active markets for identical assets or liabilities.
Level 2—Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable, such as quoted market prices, interest rates and yield curves.
Level 3—Unobservable inputs developed using estimates or assumptions developed by the Company, which reflect those that a market participant would use.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for instruments categorized as Level 3. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement.
The carrying amounts reflected in the consolidated balance sheets for cash and cash equivalents, prepaid expenses, other current assets, restricted cash, accounts payable, accrued expenses, deferred revenue, and financing and operating lease liabilities approximate their respective fair values due to their short-term nature.

Property and Equipment
Property and Equipment
Property and equipment consists of laboratory equipment, computer equipment, furniture and fixtures and leasehold improvements, all of which are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs that do not improve or extend the lives of the respective assets are recorded to expense as incurred. Major betterments are capitalized as additions to property and equipment. Depreciation and amortization are recognized over the estimated useful lives of the assets using the straight-line method.
Construction-in-progress
is stated at cost, which relates to the cost of leasehold improvements not yet placed into service. No depreciation expense is recorded on construction-in-progress
until such time as the relevant assets are completed and put into use.

Property and Equipment
Property and equipment consists of laboratory equipment, computer equipment, furniture and fixtures and leasehold improvements, all of which are stated at cost, less accumulated depreciation. Expenditures for maintenance and repairs that do not improve or extend the lives of the respective assets are recorded to expense as incurred. Major betterments are capitalized as additions to property and equipment. Depreciation and amortization are recognized over the estimated useful lives of the assets using the straight-line method.
Construction-in-progress
is stated at cost, which relates to the cost of leasehold improvements not yet placed into service. No depreciation expense is recorded on construction-in-progress
until such time as the relevant assets are completed and put into use.

Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company continually evaluates long-lived assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparing the book values of the assets to the expected future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book values of the assets exceed their fair value. The Company has not recognized any impairment losses from inception through March 31, 2022.

Impairment of Long-Lived Assets
The Company continually evaluates long-lived assets for potential impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. Recoverability is measured by comparing the book values of the assets to the expected future net undiscounted cash flows that the assets are expected to generate. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the book values of the assets exceed their fair value. The Company has not recognized any impairment losses from inception through December 31, 2021.

Other Long-Term Assets
Other Long-Term Assets
Other long-term assets primarily consisted of advance payments made to the contract research organizations responsible for conducting the Company’s tamibarotene and
SY-5609
clinical trials.

Other Long-Term Assets
As of December 31, 2021 and 2020, other long-term assets primarily consisted of advance payments made to the contract research organizations responsible for conducting the Company’s tamibarotene and
SY-5609
clinical trials.

Revenue Recognition
Revenue Recognition
To date the Company’s only revenue has consisted of collaboration and license revenue. The Company has not generated any revenue from product sales and does not expect to generate any revenue from product sales for the foreseeable future.
The Company recognizes revenue in accordance with ASC 606,
Revenue from Contracts with Customers
(“ASC 606”). ASC 606 applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps:

(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the entity satisfies a performance obligation.
The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. If a contract is determined to be within the scope of ASC 606 at inception, the Company assesses the goods or services promised within such contract, determines which of those goods and services are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.
If the Company performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, the Company records a contract asset, excluding any amounts presented as accounts receivable. The Company includes unbilled accounts receivable as contract assets on its consolidated balance sheets. The Company records accounts receivable for amounts billed to the customer for which the Company has an unconditional right to consideration. The Company assesses contract assets and accounts receivable for impairment and, to date, no impairment losses have been recorded.
From time to time, the Company may enter into agreements that are within the scope of ASC 606. The terms of these arrangements typically include payment to the Company of one or more of the following:
non-refundable,
up-front
license fees or prepaid research and development services; development, regulatory and commercial milestone payments; and royalties on net sales of licensed products. Each of these payments results in license and collaboration revenues, except for revenues from royalties on net sales of licensed products, which will be classified as royalty revenues.
The Company analyzes its collaboration arrangements to assess whether they are within the scope of ASC 808,
Collaborative Arrangements
(“ASC 808”), to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed throughout the life of the arrangement based on changes in the responsibilities of all parties in the arrangement. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Company first determines which elements of the collaboration are deemed to be within the scope of ASC 808 and those that are more reflective of a vendor-customer relationship and therefore within the scope of ASC 606. For elements of collaboration arrangements that are accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently, generally by analogy to ASC 606. For those elements of the arrangement that are accounted for pursuant to ASC 606, the Company applies the five-step model described above.

Revenue Recognition
To date the Company’s only revenue has consisted of collaboration and license revenue. The Company has not generated any revenue from product sales and does not expect to generate any revenue from product sales for the foreseeable future. For the year ended December 31, 2021, the Company recognized approximately $23.5 million of revenue, $19.4 million of which was related to the Company’s collaboration with Global Blood Therapeutics, Inc. (“GBT”), and $4.1 million of which was related to the Company’s target discovery collaboration with Incyte Corporation (“Incyte”). For the year ended December 31, 2020 the Company recognized $15.1 million of revenue, $11.7 million of which was related to the Company’s collaboration with GBT, and $3.4 million of which was related to the Company’s target discovery collaboration with Incyte. For the year ended December 31, 2019, the Company recognized $2.0 million of revenue, all of which was attributable to the target discovery collaboration with Incyte.
The Company recognizes revenue in accordance with ASC 606,
Revenue from Contracts with Customers
(“ASC 606”). ASC 606 applies to all contracts with customers, except for contracts that are within the scope of other standards, such as leases, insurance, collaboration arrangements and financial instruments. Under ASC 606, an entity recognizes revenue when its customer obtains control of promised goods or services, in an amount that reflects the consideration the entity expects to receive in exchange for those goods or services. To determine revenue recognition for arrangements that an entity determines are within the scope of ASC 606, the entity performs the following five steps:

(i)	identify the contract(s) with a customer;

(ii)	identify the performance obligations in the contract;

(iii)	determine the transaction price;

(iv)	allocate the transaction price to the performance obligations in the contract; and

(v)	recognize revenue when (or as) the entity satisfies a performance obligation.

The Company only applies the five-step model to contracts when it is probable that the entity will collect the consideration it is entitled to in exchange for the goods or services it transfers to the customer. If a contract is determined to be within the scope of ASC 606 at inception, the Company assesses the goods or services promised within such contract, determines which of those goods and services are performance obligations, and assesses whether each promised good or service is distinct. The Company then recognizes as revenue the amount of the transaction price that is allocated to the respective performance obligation when (or as) the performance obligation is satisfied.
If the Company performs by transferring goods or services to a customer before the customer pays consideration or before payment is due, the Company records a contract asset, excluding any amounts presented as accounts receivable. The Company includes contract assets as unbilled accounts receivable on its consolidated balance sheets. The Company records accounts receivable for amounts billed to the customer for which the Company has an unconditional right to consideration. The Company assesses contract assets and accounts receivable for impairment and, to date, no impairment losses have been recorded.
From time to time, the Company may enter into agreements that are within the scope of ASC 606. The terms of these arrangements typically include payment to the Company of one or more of the following:
non-refundable,
up-front
license fees or prepaid research and development services; development, regulatory and commercial milestone payments; and royalties on net sales of licensed products. Each of these payments results in license and collaboration revenues, except for revenues from royalties on net sales of licensed products, which will be classified as royalty revenues.
The Company analyzes its collaboration arrangements to assess whether they are within the scope of ASC 808,
Collaborative Arrangements
(“ASC 808”), to determine whether such arrangements involve joint operating activities performed by parties that are both active participants in the activities and exposed to significant risks and rewards dependent on the commercial success of such activities. This assessment is performed throughout the life of the arrangement based on changes in the responsibilities of all parties in the arrangement. For collaboration arrangements within the scope of ASC 808 that contain multiple elements, the Company first determines which elements of the collaboration are deemed to be within the scope of ASC 808 and those that are more reflective of a vendor-customer relationship and therefore within the scope of ASC 606. For elements of collaboration arrangements that are accounted for pursuant to ASC 808, an appropriate recognition method is determined and applied consistently, generally by analogy to ASC 606. For those elements of the arrangement that are accounted for pursuant to ASC 606, the Company applies the five-step model described above.

Research and Development
Research and Development
Expenditures relating to research and development are expensed in the period incurred. Research and development expenses consist of both internal and external costs associated with the development of the Company’s gene control platform and product candidates. Research and development costs include salaries and benefits, materials and supplies, external research, preclinical and clinical development expenses, stock-based compensation expense and facilities costs. Facilities costs primarily include the allocation of rent, utilities, depreciation and amortization.
In certain circumstances, the Company is required to make
non-refundable
advance payments to vendors for goods or services that will be received in the future for use in research and development activities. In such circumstances, the non-refundable
advance payments are deferred and capitalized, even when there is no alternative future use for the research and development, until related goods or services are provided.
The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the work being performed, including the phase or completion of the event, invoices received and costs. Significant judgements and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates.
The Company may
in-license
the rights to develop and commercialize product candidates. For each in-license
transaction the Company evaluates whether it has acquired processes or activities along with inputs that would be sufficient to constitute a “business” as defined under U.S. GAAP. A “business” as defined under U.S. GAAP consists of inputs and processes applied to those inputs that have the ability to create outputs. Although businesses usually have outputs, outputs are not required for an integrated set of activities to qualify as a business. When the Company determines that it has not acquired sufficient processes or activities to constitute a business, any up-front
payments, as well as milestone payments, are immediately expensed as acquired research and development in the period in which they are incurred.

Research and Development
Expenditures relating to research and development are expensed in the period incurred. Research and development expenses consist of both internal and external costs associated with the development of the Company’s gene control platform and product candidates. Research and development costs include salaries and benefits, materials and supplies, external research, preclinical and clinical development expenses, stock-based compensation expense and facilities costs. Facilities costs primarily include the allocation of rent, utilities, depreciation and amortization.
In certain circumstances, the Company is required to make nonrefundable advance payments to vendors for goods or services that will be received in the future for use in research and development activities. In such circumstances, the nonrefundable advance payments are deferred and capitalized, even when there is no alternative future use for the research and development, until related goods or services are provided.
The Company records accruals for estimated ongoing research costs. When evaluating the adequacy of the accrued liabilities, the Company analyzes progress of the work being performed, including the phase or completion of the event, invoices received and costs. Significant judgements and estimates may be made in determining the accrued balances at the end of any reporting period. Actual results could differ from the Company’s estimates.
The Company may
in-license
the rights to develop and commercialize product candidates. For each in-license
transaction the Company evaluates whether it has acquired processes or activities along with inputs that would be sufficient to constitute a “business” as defined under U.S. GAAP. A “business” as defined under U.S. GAAP consists of inputs and processes applied to those inputs that have the ability to create outputs. Although businesses usually have outputs, outputs are not required for an integrated set of activities to qualify as a business. When the Company determines that it has not acquired sufficient processes or activities to constitute a business, any up-front
payments, as well as milestone payments, are immediately expensed as acquired research and development in the period in which they are incurred.

Warrants
Warrants
The Company accounts for issued warrants either as a liability or equity in accordance with ASC
480-10,
Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity
(“ASC 480-10”)
or ASC
815-40,
Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock
(“ASC
815-40”).
Under ASC
480-10,
warrants are considered a liability if they are mandatorily redeemable and they require settlement in cash, other assets, or a variable number of shares. If warrants do not meet liability classification under ASC
480-10,
the Company considers the requirements of ASC
815-40
to determine whether the warrants should be classified as a liability or as equity. Under
ASC 815-40,
contracts that may require settlement for cash are liabilities, regardless of the probability of the occurrence of the triggering event. Liability-classified warrants are measured at fair value on the issuance date and at the end of each reporting period. Any change in the fair value of the warrants after the issuance date is recorded in the consolidated statements of operations as a gain or loss. If warrants do not require liability classification under ASC
815-40,
in order to conclude warrants should be classified as equity, the Company assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC
815-40
or other applicable GAAP standard. Equity-classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized after the issuance date.

Warrants
The Company accounts for issued warrants as either liability or equity in accordance with ASC
480-10,
Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity
(“ASC
480-10”)
or ASC
815-40,
Accounting for Derivative Financial Instruments Indexed to, and Potentially Settled in, a Company’s Own Stock
(“ASC
815-40”).
Under ASC
480-10,
warrants are considered liability if they are mandatorily redeemable and they require settlement in cash or other assets, or a variable number of shares. If warrants do not meet liability classification under ASC
480-10,
the Company considers the requirements of ASC
815-40
to determine whether the warrants should be classified as liability or equity. Under ASC
815-40,
contracts that may require settlement for cash are liabilities, regardless of the probability of the occurrence of the triggering event. Liability classified warrants are measured at fair value on the issuance date and at the end of each reporting period. Any change in the fair value of the warrants after the issuance date is recorded in the consolidated statements of operations as a gain or loss. If warrants do not require liability classification under ASC
815-40,
in order to conclude warrants should be classified as equity, the Company assesses whether the warrants are indexed to its common stock and whether the warrants are classified as equity under ASC
815-40
or other applicable GAAP. Equity classified warrants are accounted for at fair value on the issuance date with no changes in fair value recognized after the issuance date.

Stock-Based Compensation Expense
Stock-Based Compensation Expense
The Company accounts for its stock-based compensation awards in accordance with ASC 718,
 Compensation—Stock Compensation
 (“ASC 718”). ASC 718 requires all stock-based payments to employees and directors, including grants of restricted stock units and stock option awards, to be recognized as expense in the consolidated statements of operations based on their grant date fair values. Consistent with the grants for employees and directors, grants of restricted stock units and stock option awards to other service providers, referred to as non-employees,
are measured based on the grant-date fair value of the award and expensed in the Company’s condensed consolidated statement of operations over the vesting period. The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model. Prior to June 30, 2016, the Company was a private company and, therefore, lacks Company-specific historical and implied volatility information. As a result, the Company determines its expected volatility by using a blend of its historical experience and a weighted average of selected peer companies. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla”
options. The expected term of stock options to
non-employees
can be determined using either the contractual term of the option award or the “simplified” method. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. The Company uses the value of its common stock to determine the fair value of restricted stock awards.
The Company expenses the fair value of its stock-based awards to employees and non-employees
on a straight-line basis over the associated service period, which is generally the vesting period. The Company accounts for forfeitures as they occur instead of estimating forfeitures at the time of grant. Ultimately, the actual expense recognized over the vesting period will be for only those options that vest.
Compensation expense for discounted purchases under the employee stock purchase plan is measured using the Black-Scholes model to compute the fair value of the lookback provision plus the purchase discount and is recognized as compensation expense over the offering period.
For stock-based awards that contain performance-based milestones, the Company records stock-based compensation expense in accordance with the accelerated attribution model. Management evaluates when the achievement of a performance-based milestone is probable based on the expected satisfaction of the performance conditions as of the reporting date.

Stock-Based Compensation Expense
The Company accounts for its stock-based compensation awards in accordance with ASC 718,
 Compensation—Stock Compensation
 (“ASC 718”). ASC 718 requires all stock-based payments to employees and directors, including grants of restricted stock units and stock option awards, to be recognized as expense in the consolidated statements of operations based on their grant date fair values. Effective January 1, 2019, grants of restricted stock units and stock option awards to other service providers, referred to as non-employees,
are measured based on the grant-date fair value of the award and expensed in the Company’s consolidated statement of operations over the vesting period. Through December 31, 2018, grants of restricted stock unit and stock option awards to non-employees
were required to be recognized as expense in the consolidated statements of operations based on their vesting date fair values. The Company estimates the fair value of stock options granted using the Black-Scholes option-pricing model. Prior to June 30, 2016, the Company was a private company and, therefore, lacks Company-specific historical and implied volatility information. As a result, the Company estimates its expected stock volatility based on a combination of its historical volatility and that of a publicly traded set of peer companies. The Company expects to continue to do so until such time as it has adequate historical data regarding the volatility of its own traded stock price. The expected term of the Company’s stock options has been determined utilizing the “simplified” method for awards that qualify as “plain-vanilla” options. Through December 31, 2018, the expected term of stock options granted to non-employees
was equal to the contractual term of the option award. Effective January 1, 2019, the expected term of stock options to non-employees
can be determined using either the contractual term of the option award or the “simplified” method. The Company elected to continue to use the contractual term in determining the expected term of the stock option. The risk-free interest rate is determined by reference to the U.S. Treasury yield curve in effect at the time of grant of the award for time periods approximately equal to the expected term of the award. Expected dividend yield is based on the fact that the Company has never paid cash dividends and does not expect to pay any cash dividends in the foreseeable future. The Company uses the value of its common stock to determine the fair value of restricted stock awards.
The Company expenses the fair value of its stock-based awards to employees and non-employees
on a straight-line basis over the associated service period, which is generally the vesting period. The Company accounts for forfeitures as they occur instead of estimating forfeitures at the time of grant. Ultimately, the actual expense recognized over the vesting period will be for only those options that vest.
Compensation expense for discounted purchases under the employee stock purchase plan is measured using the Black-Scholes model to compute the fair value of the lookback provision plus the purchase discount and is recognized as compensation expense over the offering period.
For stock-based awards that contain performance-based milestones, the Company records stock-based compensation expense in accordance with the accelerated attribution model. Management evaluates when the achievement of a performance-based milestone is probable based on the expected satisfaction of the performance conditions as of the reporting date. For certain of the performance-based awards, notwithstanding any vesting in accordance with the achievement of performance-based milestones, such awards vest in full on the sixth anniversary of the vesting commencement date. Compensation expense for such awards is recognized over the six-year
vesting period unless management determines that the achievement of any performance-based milestones is probable, in which case expense is accelerated. Compensation expense related to these awards were all recognized as of December 31, 2020 as the performance-based milestones were achieved.

Income Taxes
Income Taxes
The Company accounts for uncertain tax positions using a
more-likely-than-not
threshold for recognizing and resolving uncertain tax positions. The evaluation of uncertain tax positions is based on factors including, but not limited to, changes in the law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity, and changes in facts or circumstances related to a tax position.

Income Taxes
The Company accounts for uncertain tax positions using a
more-likely-than-not
threshold for recognizing and resolving uncertain tax positions. The evaluation of uncertain tax positions is based on factors including, but not limited to, changes in the law, the measurement of tax positions taken or expected to be taken in tax returns, the effective settlement of matters subject to audit, new audit activity, and changes in facts or circumstances related to a tax position.

Net Loss per Share
Net Loss per Share
Basic net earnings per share applicable to common stockholders is calculated by dividing net earnings applicable to common stockholders by the weighted average shares outstanding during the period, without consideration for common stock equivalents. Diluted net earnings per share applicable to common stockholders is calculated by adjusting the weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method and the if-converted
method. For purposes of the calculation of dilutive net loss per share applicable to common stockholders, stock options, unvested restricted stock units, and warrants are considered to be common stock equivalents but are excluded from the calculation of diluted net loss per share applicable to common stockholders, as their effect would be anti-dilutive; therefore, basic and diluted net loss per share applicable to common stockholders were the same for all periods presented.
As of March 31, 2022, 1,000,000
Pre-Funded
Warrants to purchase common stock, issued in connection with the December 2020 private placement (refer to Note 10) were included in the basic and diluted net loss per share calculation.
The following common stock equivalents were excluded from the calculation of diluted net loss per share applicable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of March 31,
	2022	2021
Stock options	7,527,152	6,504,401
Unvested restricted stock units	4,539,729	2,070,150
Warrants*	4,990,156	4,990,156

Total	17,057,037	13,564,707

*
As of March 31, 2022 and 2021, this is comprised of 2,117,094 warrants to purchase common stock issued in connection with the Company’s April 2019 financing (refer to Note 10), 27,548 warrants to purchase common stock issued in connection with the execution of the Company’s loan agreement in February 2020 (refer to Note 7), 17,389 warrants to purchase common stock issued in connection with the second draw on this loan agreement in December 2020 (refer to Note 7), and 2,828,125 warrants to purchase common stock issued in connection with the private placement in December 2020 (refer to Note 10).

Net Loss per Share
Basic net earnings per share applicable to common stockholders is calculated by dividing net earnings applicable to common stockholders by the weighted average shares outstanding during the period, without consideration for common stock equivalents. Diluted net earnings per share applicable to common stockholders is calculated by adjusting the weighted average shares outstanding for the dilutive effect of common stock equivalents outstanding for the period, determined using the treasury-stock method and the if-converted
method. For purposes of the calculation of dilutive net loss per share applicable to common stockholders, stock options, unvested restricted stock units, and warrants are considered to be common stock equivalents but are excluded from the calculation of diluted net loss per share applicable to common stockholders, as their effect would be anti-dilutive; therefore, basic and diluted net loss per share applicable to common stockholders were the same for all periods presented.

As of December 31, 2021 and 2020, 1,000,000
Pre-Funded
Warrants to purchase common stock, issued in connection with the December 2020 private placement (refer to Note 11), were included in the basic and diluted net loss per share calculation.
The following common stock equivalents were excluded from the calculation of diluted net loss per share applicable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	As of December 31,
	2021	2020	2019
Stock options	6,657,268	5,468,605	4,618,421
Unvested restricted stock units	2,687,487	1,734,383	1,116,358
Warrants*	4,990,156	4,990,156	2,118,094

Total	14,334,911	12,193,144	7,852,873

*
As of December 31, 2021 and 2020, this is comprised of 2,117,094 2019 Warrants to purchase common stock issued in connection with the Company’s April 2019 financing (refer to Note 11), 27,548 warrants to purchase common stock issued in connection with the execution and first draw of the Loan Agreement in February 2020 (refer to Note 7), 17,389 warrants to purchase common stock issued in connection with the second draw on the Loan Agreement in December 2020 (refer to Note 7), and 2,828,125 warrants to purchase common stock issued in connection with the private placement in December 2020 (refer to Note 11). As of December 31, 2019, this was comprised solely of 2,118,094 2019 Warrants to purchase common stock issued in connection with the Company’s April 2019 financing.

The weighted average number of common shares used in net loss per share applicable to common stockholders on a basic and diluted basis were 62,534,978, 46,051,617 and 40,222,182 shares for the years ended December 31, 2021, 2020 and 2019, respectively.

Recent Accounting Pronouncements
Recent Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss model that requires the use of forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses on available-for-sale
debt securities to be recorded through an allowance for credit losses instead of as a reduction in the amortized cost basis of the securities. As a smaller reporting company, ASU
2016-13
will become effective for the Company for fiscal years beginning after December 15, 2022, and early adoption is permitted. The Company is currently evaluating this new standard and does not anticipate that it will have a material impact on its consolidated financial statements and related disclosures.
Recently Adopted Accounting Pronouncements
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”).
The amendments in ASU
2020-06
simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts in an entity’s own equity. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. The Company has adopted on a modified retrospective basis the new standard effective January 1, 2022, and it did not have a material impact on its condensed consolidated financial statements and related disclosures.

Recent Accounting Pronouncements
In August 2020, the FASB issued ASU
No. 2020-06,
Debt—Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic
815-40):
Accounting for Convertible
Instruments and Contracts in an Entity’s Own Equity
(“ASU
2020-06”).
The amendments in ASU
2020-06
simplify the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. The standard is effective for public companies for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021. Early adoption is permitted. The Company is currently evaluating this new standard and does not anticipate that it will have a material impact on its consolidated financial statements and related disclosures.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”),
which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU
2016-13
replaces the existing incurred loss impairment model with an expected loss model that requires the use of forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses on available-for-sale
debt securities to be recorded through an allowance for credit losses instead of as a reduction in the amortized cost basis of the securities. As a smaller reporting company, ASU
2016-13
will become effective for the Company for fiscal years beginning after December 15, 2022, and early adoption is permitted. The Company is currently evaluating this new standard and does not anticipate that it will have a material impact on its consolidated financial statements and related disclosures.
Recently Adopted Accounting Pronouncements
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740)
(“ASU
2019-12”),
which simplifies the accounting for income taxes. The Company adopted ASU
2019-12
effective January 1, 2021, and the adoption of the new standard did not have a significant impact on the Company’s consolidated financial statements.

Tyme Technologies, Inc. and Subsidiaries [Member]
Summary Of Significant Accounting Policies [Line Items]
Basis of Presentation
Basis of Presentation
The accompanying financial statements have been prepared in conformity with GAAP. Any reference in these notes to applicable guidance is meant to refer to GAAP as found in the ASC and ASU of the FASB.

Principles of Consolidation
Principles of Consolidation
The Company’s consolidated financial statements include the accounts of Tyme Technologies, Inc. and its subsidiary, Tyme, Inc. All intercompany transactions and balances have been eliminated in consolidation.

Reclassifications
Reclassifications
Certain prior year amounts, primarily severance expense which was broken out to a separate line item on the Consolidated Statements of Operations and Comprehensive Loss, have been reclassified to conform to the current year presentation. These reclassifications have no effect on the previously reported net loss or cash flows.

Risks and Uncertainties
Risks and Uncertainties
The Company is subject to those risks associated with any biotechnology company that has substantial expenditures for research and development. There can be no assurance that the Company’s research and development projects will be successful, that products developed will obtain necessary regulatory approval or that any approved product will be commercially viable. In addition, the Company operates in an environment of rapid technological change and is largely dependent on the services of its employees and consultants, as well as third party contractors.
Current Economic Conditions
The novel
COVID-19
pandemic and actions taken by governments and others to reduce its spread, has negatively impacted the global economy, financial markets, and the Company’s industry and has disrupted day-to-day
life and business operations. Although we have operated within the
COVID-19
environment for approximately two years, outbreaks of infections (including the spread of the new variants) continue to be experienced as conditions evolve and fluctuate around the world. The extent to which the continuing
COVID-19
pandemic impacts our product candidates and business, including patients’ willingness to participate and remain in clinical trials, the timing of meeting enrollment expectations, the ability of our third-party partners to remain operational and our access to capital markets and financing sources, depends on numerous evolving factors that are highly uncertain, cannot be accurately predicted, and may be significant.

Use of Estimates
Use of Estimates
The preparation of the consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of expenses during the reporting period. Significant items subject to such estimation include the calculation of the stock-based compensation and warrant valuation. Actual results could differ from such estimates.

Segment Information
Segment Information
Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance. The Company views its operations and manages its business in one segment.

Cash and Cash Equivalents
Cash and Cash Equivalents
The Company considers all highly-liquid investments that have maturities of three months or less when acquired to be cash equivalents. Cash equivalents are stated at fair value. The Company’s cash and cash equivalents consisted of $13.7 million at March 31, 2022 and $107.5 million at March 31, 2021.

Fair Value of Financial Instruments
Fair Value of Financial Instruments
The Company records certain financial assets and liabilities at fair value in accordance with the provisions of ASC Topic 820, Fair Value Measurements and Disclosures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date.
Fair value should be based on the assumptions that market participants would use when pricing an asset or liability and is based on a fair value hierarchy that prioritizes the information used to develop those assumptions. The fair value hierarchy gives the highest priority to quoted prices in active markets (observable inputs) and the lowest priority to the Company’s assumptions (unobservable inputs). Fair value measurements should be disclosed separately by level within the fair value hierarchy. For assets and liabilities recorded at fair value, it is the Company’s policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements, in accordance with established fair value hierarchy.
Fair value measurements for assets and liabilities where there exists limited or no observable market data are based primarily upon estimates, and often are calculated based on the economic and competitive environment, the characteristics of the asset or liability and other factors. Therefore, the results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability. Additionally, there may be inherent weaknesses in any calculation technique, and changes in the underlying assumptions used, including discount rates and estimates of future cash flows, could significantly affect the results of current or future values.
Additionally, from time to time, the Company may be required to record at fair value other assets on a nonrecurring basis, such as assets held for sale and certain other assets. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market
accounting or write-downs of individual assets.
Fair value guidance establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.

•
Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities.

•	Level 3 — Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.
Level 3 valuations are for instruments that are not traded in active markets or are subject to transfer restrictions and may be adjusted to reflect illiquidity and/or non-transferability,
with such adjustment generally based on available market evidence. In the absence of such evidence, management’s best estimate is used.
An adjustment to the pricing method used within either Level 1 or Level 2 inputs could generate a fair value measurement that effectively falls in a lower level in the hierarchy.
The carrying amounts of the Company’s financial instruments, including cash, accounts payable and other current liabilities approximates fair value given their short-term nature. The fair value of the severance payable approximates the carrying value, which represents the present value of future severance payments. Cash equivalents, marketable securities and the derivative warrant liability are recorded at fair value. See Note 7.

Prepaid Expenses and Other Current Assets
Prepaid Expenses and Other Current Assets
Prepaid expenses represent expenditures made in advance of when the economic benefit of the cost will be realized, and which will be expensed in future periods with the passage of time. As of March 31, 2022, prepaid expenses and other current assets includes $1.1 million of prepaid insurance, $0.6 million accrued interest receivable on marketable securities and a $2.1 million deposit with our payroll vendor to satisfy the Chief Science Officer severance payment. As of March 31, 2021, prepaid expenses and other current assets includes $1.0 million of prepaid insurance.

Property and Equipment
Property and Equipment, Net
Property and equipment are recorded at cost and are depreciated on a straight-line basis over their estimated useful lives. The Company estimates a life of three years for equipment and furniture and fixtures. Upon sale or retirement, the cost and related accumulated depreciation are removed from the accounts and the resulting gain or loss is reflected in results of operations. Repairs and maintenance costs are expensed as incurred.
Impairment of Long-Lived Assets
Impairment of Long-Lived Assets
The Company assesses the recoverability of its long-lived assets, which include fixed assets and operating lease right of use assets, whenever significant events or changes in circumstances indicate impairment may have occurred. If indicators of impairment exist, projected future undiscounted cash flows associated with the asset are compared to its carrying amount to determine whether the asset’s value is recoverable. Any resulting impairment is recorded as a reduction in the carrying value of the related asset in excess of fair value and a charge to operating results. For the years ended March 31, 2022 and 2021, the Company determined that there were no triggering events requiring an impairment analysis.

Research and Development
Research and Development
Research and development costs are expensed as incurred and are primarily comprised of, but not limited to, external research and development expenses incurred under arrangements with third parties, such as CROs, CMOs and consultants that conduct clinical and preclinical studies, costs associated with preclinical and development activities, costs associated with regulatory operations, depreciation expense for assets used in research and development activities and employee related expenses, including salaries and benefits for research and development personnel. Costs for certain development activities, such as clinical studies, are accrued, over the service period specified in the contract and recognized based on an evaluation of the progress to completion of specific tasks using data such as patient enrollment, clinical site activations or information provided to us by our vendors on their actual costs incurred. Payments for these activities are based on the terms of the individual arrangements, which may differ from the patterns of costs incurred, and are reflected in the consolidated financial statements as prepaid or accrued expense.

Income Taxes
Income Taxes
Income tax expense, deferred tax assets and liabilities, and liabilities for unrecognized tax benefits reflect management’s best estimate of current and future taxes to be paid. The Company is subject to income taxes in the United States, for federal and various state jurisdictions. Significant judgments and estimates are required in the determination of the income tax expense.
Deferred income taxes arise from temporary differences between the tax basis of assets and liabilities and their reported amounts in the financial statements, which will result in taxable or deductible amounts in the future. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.
A valuation allowance is provided when, after consideration of available positive and negative evidence that it is not more likely than not that the benefit from deferred tax assets will be realizable. In recognition of this risk, we have provided a full valuation allowance against the net deferred tax assets. The assumptions about future taxable income require the use of significant judgment and are consistent with the plans and estimates we are using to manage the underlying businesses. In evaluating the objective evidence that historical results provide, we consider three years of cumulative operating income (loss).
The calculation of tax liabilities involves dealing with uncertainties in the application of complex tax laws and regulations in various jurisdictions. ASC 740 “Income Taxes” states that a tax benefit from an uncertain tax position may be recognized when it is more likely than not that the position will be sustained upon examination, including resolutions of any related appeals or litigation processes, on the basis of the technical merits. When and if the Company were to recognize interest and penalties related to unrecognized tax benefits, they would be reported in tax expense.

Net Loss per Share
Basic and Diluted Loss Per Share
The Company calculates net loss per share in accordance with
Earning per Share (Topic 260)
. Basic net loss per share is computed by dividing net loss attributable to the Company by the weighted average number of shares of Company common stock outstanding for the period, and diluted earnings per share is computed by including common stock equivalents outstanding for the period. During the periods presented, the calculation excludes any potential dilutive common shares and any equivalents as they would have been anti-dilutive as the Company incurred losses for the periods then ended.

Recent Accounting Pronouncements
Recently Adopted Accounting Pronouncements
In December 2019, the FASB issued ASU
2019-12,
Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes
(“ASU
2019-12”),
as part of its overall simplification initiative to reduce costs and complexity of applying accounting standards while maintaining or improving the usefulness of the information provided to users of financial statements. Amendments include removal of certain exceptions to the general principles of ASC 740,
Income Taxes
and simplification in several other areas such as accounting for a franchise tax (or similar tax) that is partially based on income. ASU
2019-12
is effective for public business entities for annual reporting periods beginning after December 15, 2020, and interim periods within those reporting periods. The Company adopted the pronouncement as of April 1, 2021 and the adoption of this standard did not have a material impact on its consolidated financial statements and disclosures.
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
(“ASU
2016-13”)
and has since modified the standard with several ASUs (collectively, “Topic 326”). Topic 326 requires companies to present a financial asset (or a group of financial assets) measured at amortized cost and available for sale debt securities net of the amounts expected to be collected. Prior U.S. GAAP delayed recognition of the full amount of credit losses until the loss was probable of occurring. Under this ASU, the income statement will reflect an entity’s current estimate of all expected credit losses. The measurement of expected credit losses will be based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. Credit losses relating to available-for-sale
debt securities will be recorded through an allowance for credit losses rather than as a direct write-down of the security. Early adoption is permitted. The guidance is effective for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Company adopted the pronouncement as of April 1, 2021 and the adoption of this standard did not have a material impact on its consolidated financial statements and disclosures.
In August 2020, the FASB issued ASU
No. 2020-06,
Debt – Debt with Conversion and Other Options (Subtopic
470-20)
and Derivatives and Hedging – Contracts in Entity
’
s Own Equity (Subtopic
815-40)
. ASU
No. 2020-06
eliminates the beneficial conversion and cash conversion accounting models for convertible instruments. It also amends the accounting for certain contracts in an entity’s own equity that are currently accounted for as derivatives because of specific settlement provisions. In addition, the new guidance modifies how particular convertible instruments and certain contracts that may be settled in cash or shares impact the diluted EPS computation. The amendments in ASU
No. 2020-06
are effective for public business entities that meet the definition of an SEC filer, excluding entities eligible to be smaller reporting companies as defined by the SEC, for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted, but no earlier than fiscal years beginning after December 15, 2020, including interim periods within those fiscal years. FASB also specified that an entity should adopt the guidance as of the beginning of its annual fiscal year and is not permitted to adopt the guidance in an interim period. The Company adopted the pronouncement as of
 April 1, 2021 and the adoption of this standard did not have a material impact on its consolidated financial statements and disclosures.

Concentration of Credit Risk
Concentration of Credit Risk
Financial instruments that potentially expose the Company to concentration of credit risk consist primarily of cash and marketable securities. Cash is deposited with major banks and, at times, such balances with any one financial institution may be in excess of FDIC insurance limits. The Company exceeded the FDIC limit of $250,000 by $10.1 million at March 31, 2022 and $107.3 million at March 31, 2021. Although the Company has exceeded the federally insured limit, it has not incurred losses related to these deposits. Management monitors the Company’s accounts with these institutions to minimize credit risk.

Marketable Securities
Marketable Securities
In the first quarter of fiscal year 2022, the Company established an investment policy and invested in a portfolio of highly liquid investments and marketable securities. The primary objectives of the Company’s policy are to preserve capital and diversify risk, while maintaining sufficient liquidity to meet cash flow requirements.
All of the Company’s marketable securities are debt securities and are classified as available-for-sale
in accordance with the ASC Topic 320, “Investments – Debt and Equity Securities.” Available for sale securities are carried at fair value and reported in cash equivalents and marketable securities. Marketable securities are further classified as short-term or long-term based on maturity dates and the Company’s intent in line with its investment policy to hold the securities to scheduled maturity. Unrealized gains and losses on available-for-sale
securities are excluded from net loss and reported in accumulated other comprehensive loss as a separate component of stockholders’ equity. Other income includes interest, dividends, amortization of purchase premiums and discounts, gain and losses on sale (or redemptions) of securities and other-than-temporary declines in the fair value of securities, if any.
For individual debt securities classified as
available-for-sale
securities where there has been a decline in fair value below amortized cost, the Company determines whether the decline resulted from a credit loss or other factors. In making this assessment, the Company considers the extent to which fair value is less than amortized cost, any changes to the rating of the security by a rating agency, and adverse conditions specifically related to the security, among other factors. If this assessment indicates that a credit loss exists, the present value of cash flows expected to be collected from the security is compared to the amortized cost basis of the security. If the present value of cash flows expected to be collected is less than the amortized cost basis, a credit loss exists and an allowance for a credit loss is recorded on our consolidated balance sheet, limited by the amount that the fair value is less than the amortized cost basis. Impairment that has not been recorded through an allowance for credit losses is recorded through other comprehensive loss, net of applicable taxes.

Derivative Warrant Liability
Derivative Warrant Liability
Certain freestanding common stock warrants that are related to the issuance of common stock are classified as liabilities and recorded at fair value due to characteristics that require liability accounting, primarily the obligation to issue registered shares of common stock upon notification of exercise and certain price protection provisions. Warrants of this type are subject to re-measurement
at each balance sheet date and any change in fair value is recognized as a component of other income (expense) in the consolidated statement of operations. The Company will continue to adjust the liability for changes in fair value until the earlier of the exercise or expiration of the warrant. The Company utilizes Level 3 fair value criteria to measure the fair value of the warrants.
As noted in Note 8, Stockholders’ Equity, the Company classifies a warrant to purchase shares of its common stock as a liability on its consolidated balance sheet if the warrant is a free-standing financial instrument that contains certain price protection features or requires issuance of registered common shares upon exercise which cause the warrants to be treated as derivatives. Each warrant of this type is initially recorded at fair value on date of grant using the Monte Carlo simulation model or the Black-Sholes model and is subsequently re-measured
to fair value at each subsequent balance sheet date. Changes in fair value of the warrant are recognized as a component of other income (expense) in the consolidated statement of operations.

Stock-based Compensation
Stock-based Compensation
The Company follows the authoritative guidance for accounting for stock-based compensation in ASC 718, Compensation-Stock Compensation. The guidance requires that stock-based payment transactions be recognized in the financial statements based on their fair value at the grant date and recognized as compensation expense over the vesting period as services are being provided. (See Note 12, Equity Incentive Plan.)
The fair value of each stock option grant is estimated on the date of grant using the Black-Scholes option-pricing model. The use of the Black-Scholes option pricing model requires management to make assumptions with respect to the expected term of the option, the expected volatility of the common stock consistent with the expected term of the option, risk-free interest rates, the value of the common stock and expected dividend yield of the common stock. For awards subject to time-based vesting conditions, the Company recognizes stock-based compensation expense equal to the grant date fair value of stock options on a straight-line basis over the requisite service period, which is generally the vesting term. The Company accounts for forfeitures as they occur. The Company adopted ASU
2018-07
and, as such, the fair value options granted to
non-employees
is estimated at the date of grant only.